BlackRock Balanced Capital Fund, Inc.	BlackRock Funds II (continued)
BlackRock Multi-Sector Bond Portfolio
BlackRock Basic Value Fund, Inc.	BlackRock Prepared Portfolio 2015
BlackRock Prepared Portfolio 2020
BlackRock Bond Fund, Inc.	BlackRock Prepared Portfolio 2025
BlackRock Total Return Fund	BlackRock Prepared Portfolio 2030
BlackRock Prepared Portfolio 2035
BlackRock California Municipal Series Trust	BlackRock Prepared Portfolio 2040
BlackRock California Municipal Bond Fund	BlackRock Prepared Portfolio 2045
BlackRock Prepared Portfolio 2050
BlackRock Capital Appreciation Fund, Inc.	BlackRock Strategic Income Opportunities Portfolio
BlackRock U.S. Government Bond Portfolio
BlackRock Equity Dividend Fund
BlackRock Funds III
BlackRock EuroFund	BlackRock ACWI ex-US Index Fund
BlackRock Bond Index Fund
BlackRock Focus Growth Fund, Inc	BlackRock CoreAlpha Bond Fund
BlackRock Russell® 1000 Index Fund
BlackRock FundsSM	BlackRock S&P 500 Stock Fund
BlackRock All-Cap Energy & Resources Portfolio	LifePath® Retirement Portfolio
BlackRock Asset Allocation Portfolio	LifePath 2020 Portfolio®
BlackRock China Fund	LifePath® 2025 Portfolio
BlackRock Commodity Strategies Fund	LifePath 2030 Portfolio®
BlackRock Emerging Markets Long/Short Equity Fund	LifePath® 2035 Portfolio
BlackRock Energy & Resources Portfolio	LifePath 2040 Portfolio®
BlackRock Exchange Portfolio	LifePath® 2045 Portfolio
BlackRock Global Long/Short Credit Fund	LifePath® 2050 Portfolio
BlackRock Global Opportunities Portfolio	LifePath® 2055 Portfolio
BlackRock Health Sciences Opportunities Portfolio	LifePath® Index Retirement Portfolio
BlackRock Index Equity Portfolio	LifePath® Index 2020 Portfolio
BlackRock India Fund	LifePath® Index 2025 Portfolio
BlackRock International Opportunities Portfolio	LifePath® Index 2030 Portfolio
BlackRock Mid-Cap Growth Equity Portfolio	LifePath® Index 2035 Portfolio
BlackRock Mid-Cap Value Equity Portfolio	LifePath® Index 2040 Portfolio
BlackRock Science & Technology Opportunities Portfolio	LifePath® Index 2045 Portfolio
BlackRock Small Cap Growth Equity Portfolio	LifePath® Index 2050 Portfolio
BlackRock U.S. Opportunities Portfolio	LifePath® Index 2055 Portfolio
BlackRock World Gold Fund
BlackRock Global Allocation Fund, Inc.
BlackRock Funds II
BlackRock Aggressive Growth Prepared Portfolio	BlackRock Global Dynamic Equity Fund
BlackRock Conservative Prepared Portfolio
BlackRock Core Bond Portfolio	BlackRock Global Emerging Markets Fund, Inc.
BlackRock Emerging Market Debt Portfolio
BlackRock Floating Rate Income Portfolio	BlackRock Global SmallCap Fund, Inc.
BlackRock Global Dividend Income Portfolio
BlackRock GNMA Portfolio	BlackRock Index Funds, Inc.
BlackRock Growth Prepared Portfolio	BlackRock International Index Fund
BlackRock High Yield Bond Portfolio	BlackRock S&P 500 Index Fund
BlackRock Income Portfolio	BlackRock Small Cap Index Fund
BlackRock Inflation Protected Bond Portfolio
BlackRock International Bond Portfolio
BlackRock Long Duration Bond Portfolio
BlackRock Low Duration Bond Portfolio
BlackRock Moderate Prepared Portfolio

BlackRock Large Cap Series Funds, Inc.	BlackRock Natural Resources Trust
BlackRock Large Cap Core Fund
BlackRock Large Cap Core Plus Fund	BlackRock Pacific Fund, Inc.
BlackRock Large Cap Growth Fund
BlackRock Large Cap Value Fund	BlackRock Series, Inc.
BlackRock Large Cap Core Retirement Portfolio	BlackRock International Fund
BlackRock Large Cap Growth Retirement Portfolio	BlackRock Small Cap Growth Fund II
BlackRock Large Cap Value Retirement Portfolio
BlackRock Value Opportunities Fund, Inc.
BlackRock Latin America Fund, Inc.
BlackRock World Income Fund, Inc.
BlackRock Mid Cap Value Opportunities Series, Inc.
BlackRock Mid Cap Value Opportunities Fund	FDP Series, Inc.
Franklin Templeton Total Return FDP Fund
BlackRock Multi-State Municipal Series Trust	Marsico Growth FDP Fund
BlackRock New Jersey Municipal Bond Fund	MFS Research International FDP Fund
BlackRock New York Municipal Bond Fund	Van Kampen Value FDP Fund
BlackRock Pennsylvania Municipal Bond Fund
BlackRock Bond Allocation Target Shares
BlackRock Municipal Bond Fund, Inc.	BATS: Series C Portfolio
BlackRock High Yield Municipal Fund	BATS: Series M Portfolio
BATS: Series P Portfolio
BlackRock National Municipal Fund	BATS: Series S Portfolio
BlackRock Short-Term Municipal Fund
Managed Account Series
BlackRock Municipal Series Trust	Global SmallCap Portfolio
BlackRock Intermediate Municipal Fund	Mid Cap Value Opportunities Portfolio
U.S. Mortgage Portfolio

(each, a “Fund” and collectively, the “Funds”)

Supplement dated October 28, 2011 to the
Statement of Additional Information of each Fund

Effective October 28, 2011, the Statements of Additional Information of the Funds are amended as follows:

The last paragraph under the section entitled “Purchase of Shares – Other Compensation to Selling Dealers” in Part II of each Fund’s current Statement of Additional Information is deleted in its entirety and replaced with the following:

As of the date of this Statement of Additional Information, as amended or supplemented from time to time, the following Service Organizations are receiving such payments: Ameriprise Financial Services, AXA Advisors, Chase Investment Services Corp, CCO Investment Services, Commonwealth Equity Services (Commonwealth Financial Network), Donegal Securities, Financial Network Investment Corporation, FSC Securities Corporation, ING Financial Partners, LPL Financial Corporation, Merrill Lynch, MetLife Securities, Morgan Stanley Smith Barney, Multi-Financial Securities Corporation, New England Securities Corporation, Oppenheimer & Co., PFS Investments, PrimeVest Financial Services, Raymond James, RBC Capital Markets, Royal Alliance Associates, SagePoint Financial, Securities America, Tower Square Securities, UBS Financial Services, Walnut Street Securities, U.S. Bancorp Investments, Wells Fargo and/or broker dealers and other financial services firms under common control with the above organizations (or their successors or assignees). The level of payments made to these Service Organizations in any year will vary, may be limited to specific Funds or share classes, and normally will not exceed the sum of (a) 0.25% of such year’s Fund sales by that Service Organization, and (b) 0.21% of the assets attributable to that Service Organization invested in a Fund. In certain cases, the payments described in the preceding sentence are subject to certain minimum payment levels.

Shareholders should retain this Supplement for future reference.